Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	24
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 22, 2012
Closing Date:		October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$345,447,660.62	0.7659593	$312,787,348.35	0.6935418	$32,660,312.27
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$569,677,660.62	0.3769629	$537,017,348.35	0.3553512	$32,660,312.27

Weighted Avg. Coupon (WAC)	4.04%		4.06%
Weighted Avg. Remaining Maturity (WARM)	35.90		35.12
Pool Receivables Balance	$607,029,944.80		$573,897,199.96
Remaining Number of Receivables	56,088		54,807

Adjusted Pool Balance	$600,804,857.43		$568,144,545.16

III. COLLECTIONS

Principal:
Principal Collections	$32,350,273.99
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$497,283.87
Total Principal Collections	$32,847,557.86

Interest:
Interest Collections	$2,032,822.39
Late Fees & Other Charges	$63,742.10
Interest on Repurchase Principal	$-
Total Interest Collections	$2,096,564.49

Collection Account Interest	$236.27
Reserve Account Interest	$63.94
Servicer Advances	$-

Total Collections	$34,944,422.56

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	24
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$34,944,422.56
Reserve Account Available					$7,781,799.20
Total Available for Distribution					$42,726,221.76
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$505,858.29		$505,858.29	$505,858.29
Collection Account Interest					$236.27
Late Fees & Other Charges					$63,742.10
Total due to Servicer					$569,836.66

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$152,572.72		$152,572.72
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$244,479.72		$244,479.72	$244,479.72

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$34,052,182.34

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$32,660,312.27

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$32,660,312.27
Class A-4 Notes				$-
Class A Notes Total:		$32,660,312.27		$32,660,312.27
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$32,660,312.27		$32,660,312.27

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,391,870.07

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,225,087.37
Beginning Period Amount	$6,225,087.37
Current Period Amortization	$472,432.57
Ending Period Required Amount	$5,752,654.80
Ending Period Amount	$5,752,654.80
Next Distribution Date Amount	$5,306,600.89

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	24
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		5.18%	5.48%	5.48%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.44%	53,954	97.75%	$560,984,033.24
30 - 60 Days	1.22%	667	1.76%	$10,091,294.80
61 - 90 Days	0.29%	158	0.42%	$2,421,159.27
91 + Days	0.05%	28	0.07%	$400,712.65
		54,807		$573,897,199.96
Total
Delinquent Receivables 61 + days past due	0.34%	186	0.49%	$2,821,871.92
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.31%	173	0.44%	$2,684,761.60
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.29%	167	0.41%	$2,634,414.55
Three-Month Average Delinquency Ratio	0.31%		0.45%

Repossession in Current Period		52		$875,547.19
Repossession Inventory		167		$670,913.30

Charge-Offs
Gross Principal of Charge-Off for Current Period				$782,470.85
Recoveries				$(497,283.87)
Net Charge-offs for Current Period				$285,186.98

Beginning Pool Balance for Current Period				$607,029,944.80

Net Loss Ratio				0.56%
Net Loss Ratio for 1st Preceding Collection Period				1.24%
Net Loss Ratio for 2nd Preceding Collection Period				0.68%
Three-Month Average Net Loss Ratio for Current Period				0.83%

Cumulative Net Losses for All Periods				$10,299,432.49
Cumulative Net Losses as a % of Initial Pool Balance				0.65%

Principal Balance of Extensions				$3,431,349.15
Number of Extensions				216

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